Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003720

Received SEC

JAN 27 2014

Washington, DC 20549

January 27, 2014

001- 13687

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CEC ENTERTAINMENT, INC., Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 23, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com